LongTerm Debt (Details Textual) (Lease agreements [Member], USD $)	12 Months Ended
Jun. 30, 2014
Lease agreements [Member]
Debt Instrument [Line Items]
Liabilities assumed	$ 22,360
Acquisition Cost	149,079
Payable assumed	743,600
Monthly payments due	5,930
Interest rate	7.99%
Annual expected lease revenue	$ 51,137